UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  09/30/2011


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	    Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          10/24/2011

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  239660

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     Com              88579y101     6860    95550 SH       Sole                                      95550
AT&T Inc.                      Com              00206R102      212     7430 SH       Sole                                       7430
Agnico-Eagle Mines Ltd.        Com              008474108      595    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      284     4500 SH       Sole                                       4500
Anthracite Capital Inc.        Com              037023108        0    30770 SH       Sole                                      30770
Arrow Electronics Inc.         Com              042735100     9623   346390 SH       Sole                                     346390
Associated Banc Corp.          Com              045487105     3369   362255 SH       Sole                                     362255
Bank of America                Com              060505104     5732   936627 SH       Sole                                     936627
Berkley W R Corp.              Com              084423102      949    31968 SH       Sole                                      31968
Boeing Co.                     Com              097023105      218     3600 SH       Sole                                       3600
Boston Scientific Corp.        Com              101137107     6444  1090305 SH       Sole                                    1090305
Cambrex                        Com              132011107     5075  1006897 SH       Sole                                    1006897
Charles Schwab Corp.           Com              808513105     6081   539550 SH       Sole                                     539550
Cisco Systems                  Com              17275r102     9102   587245 SH       Sole                                     587245
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Crosstex Energy Inc.           Com              22765y104      370    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       59    20850 SH       Sole                                      20850
Cytec Industries Inc.          Com              232820100     5266   149845 SH       Sole                                     149845
Eli Lilly & Co.                Com              532457108      226     6100 SH       Sole                                       6100
Emerson Electric Co.           Com              291011104      293     7088 SH       Sole                                       7088
Emmis Comm. Corp.              Com              291525103       12    18500 SH       Sole                                      18500
Exxon Mobil Corp.              Com              30231g102     1608    22142 SH       Sole                                      22142
Fastenal Company               Com              311900104      426    12800 SH       Sole                                      12800
Female Health Care Products    Com              314462102       82    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      307     6051 SH       Sole                                       6051
General Electric Co.           Com              369604103    12867   845379 SH       Sole                                     845379
Hanesbrands Inc.               Com              410345102    11523   460725 SH       Sole                                     460725
IBM                            Com              459200101      761     4353 SH       Sole                                       4353
Intel Corp.                    Com              458140100    11430   535724 SH       Sole                                     535724
Interpublic Group Companies    Com              460690100    11154  1549156 SH       Sole                                    1549156
J P Morgan Chase               Com              46625H100      243     8074 SH       Sole                                       8074
Johnson & Johnson              Com              478160104      973    15277 SH       Sole                                      15277
Johnson Controls Inc.          Com              478366107    11034   418433 SH       Sole                                     418433
Journal Comm. CL'A             Com              481130102      379   127525 SH       Sole                                     127525
Kimberly-Clark Corporation     Com              494368103      281     3961 SH       Sole                                       3961
Kohls Corp.                    Com              500255104    10934   222688 SH       Sole                                     222688
MGIC Investment Corp.          Com              552848103      342   182980 SH       Sole                                     182980
McDonalds Corp.                Com              580135101      914    10402 SH       Sole                                      10402
Medtronic Inc.                 Com              585055106     9254   278398 SH       Sole                                     278398
Microsoft Corp.                Com              594918104     8503   341609 SH       Sole                                     341609
Molex Inc. Cl'A                Com              608554200    11682   692050 SH       Sole                                     692050
National Financial Partners Co Com              63607p208      150    13680 SH       Sole                                      13680
Nexity Financial Corp.         Com              65333r200        0    50001 SH       Sole                                      50001
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108      107    40240 SH       Sole                                      40240
Owens-Illinois Inc.            Com              690768403     7973   527325 SH       Sole                                     527325
Pfizer Inc.                    Com              717081103      429    24277 SH       Sole                                      24277
Procter & Gamble Co.           Com              742718109     6586   104246 SH       Sole                                     104246
Range Resources Corp.          Com              75281a109     5671    97000 SH       Sole                                      97000
Schlumberger Ltd.              Com              806857108      439     7352 SH       Sole                                       7352
Sealed Air Corp.               Com              81211k100     6926   414736 SH       Sole                                     414736
Smart Balance Inc.             Com              83169y108      130    22000 SH       Sole                                      22000
Sysco Corp.                    Com              871829107     6064   234125 SH       Sole                                     234125
Time Warner Inc.               Com              887317303     6992   233312 SH       Sole                                     233312
US Bancorp                     Com              902973304    13486   572910 SH       Sole                                     572910
Union Pacific Corp.            Com              907818108      817    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     7559   119695 SH       Sole                                     119695
Wells Fargo & Co.              Com              949746101    10849   449812 SH       Sole                                     449812